EQUITY SECURITIES TRUST I





Annual Report
December 31, 2001







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  100 Church Street
  New York, New York 10007

SUMMARY INFORMATION
--------------------------------------------------------------------------------
Equity Securities Trust I is a Delaware business trust. It was created to issue Equity Trust Securities and to carry out the transactions described in this summary. The Equity Trust Securities are securities that represent all of the beneficial interest in the trust. On October 23, 2001, the trust sold 26,918,195 Equity Trust Securities to the public at a price of $36.05 each. With the part of the net proceeds received from the sale of the Equity Trust Securities, the trust purchased a portfolio of U.S. treasury securities and, with the remainder of the proceeds, it purchased prepaid forward contracts for the purchase of Cablevision NY Group Class A common stock ("Class A common stock") issued by Cablevision Systems Corporation ("Cablevision") from certain subsidiaries of AT&T Corp. These subsidiaries are referred to in this summary as the "sellers."

The terms of the Equity Trust Securities are designed to give the holders a higher current yield than they would receive by owning the Class A common stock, while also giving them the chance to share in the increased value of Class A common stock if its price goes up. Cablevision does not currently pay dividends on its common stock and has stated that it does not intend to do so, but in the future Cablevision might pay dividends that are higher than the distributions holders will receive from the trust. Holders of the Equity Trust Securities will receive less than they paid for their securities if the price of Class A common stock is below that price when the trust terminates on or shortly after November 15, 2004 (which is referred to below as the "exchange date"), but they will receive only part of the increased value if the price of the Class A common stock goes up, and then only if the price is above $43.981 per share shortly before the exchange date.

Each Equity Trust Security entitles the holder to a cash distribution of $0.5858 on each February 15, May 15, August 15 and November 15, ending on November 15, 2004. Those payments are made from maturing U.S. Treasury securities that the trust acquired when it issued the Equity Trust Securities.

On the exchange date, holders of the Equity Trust Securities will receive between 0.8197 and 1.0 shares of Class A common stock for each Equity Trust Security owned. If, shortly before the exchange date, the price of the Class A common stock is more than $43.981 per share, holders will receive 0.8197 shares of Class A common stock, or the cash equivalent, for each Equity Trust Security owned. If the price of the Class A common stock is more than $36.05 per share but less than or equal to $43.981 per share, holders will receive Class A common stock worth $36.05, or the cash equivalent, for each Equity Trust Security. Finally, if the price of Class A common stock is $36.05 per share or less, holders will receive one share of Class A common stock, or the cash equivalent, for each Equity Trust Security owned. Those amounts will be adjusted if Cablevision splits its stock, pays a stock dividend, issues warrants or distributes certain types of assets or if certain other events occur.

Under their prepaid forward contracts with the trust, the sellers have the option to deliver cash to the trust instead of shares of Class A common stock. If the sellers decide to deliver cash, holders will receive the cash value of the Class A common stock they would have received under the sellers' contracts instead of the shares themselves. If Cablevision merges into another company or liquidates, holders may receive shares of the other company or cash instead of Class A common stock on the exchange date. If a seller defaults under its prepaid forward contract with the trust, the obligations of the sellers under their contracts will be accelerated and the trust will immediately distribute to holders the Class A common stock or cash received by the trust under the prepaid forward contracts plus the amount of the U.S. treasury securities then held by the trust.

The sellers may elect to deliver cash instead of the Class A common stock subject to their contracts by completing an offering of securities to refinance the Equity Trust Securities (a "rollover offering"). The sellers may extend the exchange date under their prepaid forward contracts to February 15, 2005, but only in connection with a rollover offering. If the sellers extend the exchange date, they must deliver cash to be distributed as an additional partial distribution at the rate of $0.5858 per quarter for the period beginning on November 15, 2004 and ending on the extended exchange date. If the sellers complete a rollover offering and have extended the exchange date, the sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the extended exchange date. If the sellers have elected to extend the exchange date to February 15, 2005, the sellers will also have the option, in connection with the consummation of the rollover offering, of later accelerating the exchange date to between November 15, 2004 and February 15, 2005, in which case the sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the accelerated exchange date.

This is only a summary of certain provisions and features of the Equity Trust Securities and is not a complete statement of their terms. For a more complete description of the terms of these securities, you should refer to the trust's prospectus dated October 17, 2001. A copy of this prospectus may be found in the Securities and Exchange Commission's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system at http://www.sec.gov.

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                     PricewaterhouseCoopers LLP
                                                     1177 Avenue of the Americas
                                                     New York NY 10036
                                                     Telephone (646) 471 4000
                                                     Facsimile (646) 471 4100


                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Equity Securities Trust I

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Securities Trust I (the "Trust") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period October 23, 2001 (commencement of operations) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP
 PricewaterhouseCoopers LLP
 New York, New York
 May 14, 2002

EQUITY SECURITIES TRUST I
Statement of Assets and Liabilities
December 31, 2001
--------------------------------------------------------------------------------

ASSETS

Investments, at value (cost $941,625,804)                       $ 1,217,391,492
Cash                                                                        100
Prepaid expense                                                         255,781
                                                                ---------------

        TOTAL ASSETS                                              1,217,647,373
                                                                ---------------


LIABILITIES

Unearned expense reimbursement                                          255,781
                                                                ---------------

        NET ASSETS                                              $ 1,217,391,592
                                                                ===============

COMPOSITION OF NET ASSETS

Equity Trust Securities
   26,918,196 shares issued and outstanding (Note 9)            $   940,747,992
Unrealized appreciation on investments                              275,765,688
Undistributed net investment income                                     877,912
                                                                ---------------

        NET ASSETS                                              $ 1,217,391,592
                                                                ===============

        NET ASSET VALUE PER SHARE
         ($1,217,391,592/26,918,196 SHARES OUTSTANDING)         $         45.23
                                                                ===============






   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I
Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------------------------------


                                                          Maturity
                                           Par Value        Date             Cost          Market Value
                                           ---------        ----             ----          ------------

United States Treasury Strips           $  19,579,000     02/15/02     $  19,547,004     $    19,551,785
United States Treasury Strips              15,770,000     05/15/02        15,646,067          15,668,523
United States Treasury Strips              15,770,000     08/15/02        15,553,163          15,592,272
United States Treasury Strips              15,770,000     11/15/02        15,482,817          15,521,465
United States Treasury Strips              15,770,000     02/15/03        15,325,426          15,355,091
United States Treasury Strips              15,770,000     05/15/03        15,207,869          15,224,989
United States Treasury Strips              15,770,000     08/15/03        15,096,557          15,062,400
United States Treasury Strips              15,770,000     11/15/03        15,020,162          14,980,334
United States Treasury Strips              15,770,000     02/15/04        14,825,190          14,727,130
United States Treasury Strips              15,770,000     05/15/04        14,669,306          14,537,575
United States Treasury Strips              15,770,000     08/15/04        14,517,056          14,339,346
United States Treasury Strips              15,770,000     11/15/04        14,290,927          14,113,992
                                        -------------                  -------------     ---------------
                                        $ 193,049,000                    185,181,544         184,674,902

FORWARD PURCHASE CONTRACT
  26,918,195 shares of Cablevision NY
    Group Class A Common Stock                                           756,444,260       1,032,716,590
                                                                       -------------     ---------------
        TOTAL                                                          $ 941,625,804     $ 1,217,391,492
                                                                       =============     ===============


   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I
Statement of Operations
For the period from October 23, 2001 (Commencement of Operations)
to December 31, 2001
---------------------------------------------------------------------------------------------

Interest income                                                                 $     877,912

Expenses
   Administrative fees and expenses                               $   7,188
   Legal fees                                                         1,875
   Audit fees                                                        25,000
   Trustees' fees                                                     2,250
   Other expenses                                                     2,406
                                                                  ---------

        TOTAL FEES AND EXPENSES                                      38,719

Expense reimbursement                                               (38,719)
                                                                  ---------

        TOTAL EXPENSE - NET                                                                 -
                                                                                -------------

        NET INVESTMENT INCOME                                                         877,912

        NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                      275,765,688
                                                                                -------------

        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 276,643,600
                                                                                =============



   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I
Statement of Changes in Net Assets
For the period from October 23, 2001 (Commencement of Operations)
to December 31, 2001
-----------------------------------------------------------------------------------------------

OPERATIONS
   Net investment income                                                        $       877,912
   Net change in unrealized appreciation of investments                             275,765,688
                                                                                ---------------

            Net increase in net assets from operations                              276,643,600
                                                                                ---------------

CAPITAL SHARES TRANSACTION (NOTE 9)
   Gross proceeds from the sale of 26,918,195 shares                                970,400,930
     Less
        Selling comnussions and offering expenses                                   (29,653,038)
                                                                                ---------------

            NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS              940,747,892
                                                                                ---------------

            Net increase in net assets for the period                             1,217,391,492

            Net assets, beginning of period                                                 100
                                                                                ---------------

            NET ASSETS, END OF PERIOD (INCLUDING UNDISTRIBUTED
              NET INVESTMENT INCOME OF $877,912)                                $ 1,217,391,592
                                                                                ===============


   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I
Notes to Financial Statements
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Equities Securities Trust I ("Trust") was established on April 11, 2000 and is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In October 2001, the Trust sold Equity Trust Securities to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for prepaid forward purchase contracts for shares of Cablevision NY Group Class A Common Stock ("Cablevision") from existing stockholders (the "Sellers") of Cablevision. Each Equity Trust Security represents between 0.8197 and 1.00 shares of Cablevision NY Group Class A Common Stock. The common stock, or its cash equivalent, is deliverable pursuant to the contract on November 15, 2004 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING

     Policies The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with accounting principles generally accepted in the United States of America.

     VALUATION OF INVESTMENTS
     The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto, or if such bid quotations are not available, as determined in good faith by the Trustees.

     INVESTMENT TRANSACTIONS
     Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   DISTRIBUTIONS

     Equity Trust Security holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $2.3433 per annum or $0.385825 per quarter (except for the first distribution on February 15,2002 which will be $0.728925.

EQUITY SECURITIES TRUST I
Notes to Financial Statements
--------------------------------------------------------------------------------

4.   PURCHASES AND SALES ON INVESTMENT

     Purchases and maturities of U.S. Treasury Strips for the period ended December 31, 2001 totaled $184,303,632 and $0, respectively. There were no sales of such investments during the period. Purchase of the forward purchase contracts during the period totaled $756,444,260.

5.   TRUSTEES FEES

     Each of the three Trustees has been paid a one-time, up front fee of $10,800 for their services during the life of the Trust. The Managing Trustee has been paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid fees of $36,000 have been paid by the Trust's Sponsor.

6.   INCOME TAXES

     The Trust is treated as a Grantor Trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 2001, net unrealized appreciation of investments, based on cost for Federal income tax purposes, of $941,625,804, aggregated $275,765,688, consisting of gross unrealized appreciation and depreciation of investments of $276,424,109, and $658,421, respectively.

7.   EXPENSES

     The Trust's Sponsor has paid each of the Administrator, the Custodian and the Paying Agent, and each Trustee, at the closing of the offering of the Equity Trust Securities a one-time, up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Trust's Sponsor has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.

8.   FORWARD PURCHASE CONTRACT

     The Trust has acquired and holds forward purchase contracts with existing shareholders of Cablevision (the "Sellers") and paid them $756,444,260 in connection therewith. Pursuant to such contract, the Sellers are obligated to deliver to the Trust a number of shares of Cablevision NY Group Class A Common Stock on November 15, 2004 (the "Exchange Date") so as to permit the holders of the Equity Trust Securities to exchange on the Exchange Date each of their Equity Trust Securities for between 0.8197 and 1.00 shares, or the cash equivalent.

     Offering expenses of $541,010 were paid by the sellers. This amount has been recorded as a reduction in the cost of the forward contract.

EQUITY SECURITIES TRUST I
Notes to Financial Statements
--------------------------------------------------------------------------------

     The Sellers obligations under the forward purchase contracts are collateralized by shares of Cablevision NY Group Class A Common Stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At December 31, 2001, the Custodian held 26,918,195 shares with an aggregate value of $1,277,268,353.

9.   Capital Share Transactions

     During the offering period, the Trust sold 26,918,195 Equity Trust Securities to the public and received net proceeds of $940,747,898 ($970,400,930 less sales commissions and offering expenses of $29,653,038). As of December 31, 2001, there were 26,918,196 Equity Trust Securities issued and outstanding.

Equity Securities Trust I
Financial Highlights
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to track the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

                                                                Period from
                                                              October 23, 2001
                                                               (Commencement
                                                              of Operations) to
                                                              December 31, 2001
                                                              -----------------

Net asset value, beginning of period                           $       34.97*

Income from investment operations
  Net investment income                                                  .04
  Unrealized gain on investments                                       10.24
                                                               -------------
        NET INCREASE IN NET ASSET VALUE                                10.28

Capital share transactions
  Offering costs                                                        (.02)
                                                               -------------

  Ending net asset value                                       $       45.23
                                                               =============

  Ending market value**                                        $       44.50
                                                               =============

Total investment return (2)                                            23.44%

Ratios/supplemental data
  Ratio of expenses to average net assets
    Before reimbursment(1)                                              0.02%
    After reimbursement(1)                                              0.00%
  Ratio of net investment income to average net assets
    Before reimbursement(1)                                             0.40%
    After reimbursement(1)                                              0.42%
    Net assets, end of period (in thousands)                   $   1,217,392

----------

(1)  Annualized
(2) The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their share at the market value per shares on the last day of the period. The total return for a period of less than one year is not annualized.
*    Net proceeds less selling commissions ($1.08 per share).
**   Closing price on NYSE at end of year.

Equity Securities Trust I
Trustee Information
--------------------------------------------------------------------------------

The following are the Trustees of Equity Securities Trust I together with a brief description of their principal occupations during the past five years. Each Trustee has been elected by the Trust's Sponsor and will serve as Trustee until the termination of the Trust.

Name,                       Position Held with
Address,                    Registrant and             Principal Occupations
Age                         Length of Service          During Past Five Years      Other Trustee Positions
---                         -----------------          ----------------------      -----------------------

Donald J. Puglisi           Managing Trustee since     Managing Director,          DECS Trust V, DECS Trust VI,
850 Library Avenue,         1999                       Puglisi & Associates;       Equity Securities Trust II,
Suite 204                                              MBNA America Business       DECS Trust IX, Estee
Newark, DE 19711                                       Professor and Professor of  Lauder Automatic Common Exchange
Age: 56                                                Finance, University of      Security Trust II, Express Scripts
                                                       Delaware                    Automatic Exchange Security Trust,
                                                                                   Amdocs Automatic Common Exchange
                                                                                   Security Trust.

William R. Latham, III      Trustee since 1999         Associate Professor of      DECS Trust V, DECS Trust VI,
Department of                                          Economics, University of    Equity Securities Trust II,
Economics                                              Delaware                    DECS Trust IX, Estee
University of Delaware                                                             Lauder Automatic Common Exchange
Newark, DE 19716                                                                   Security Trust II, Express Scripts
Age: 57                                                                            Automatic Exchange Security Trust,
                                                                                   Amdocs Automatic Common Exchange
                                                                                   Security Trust.

James B. O'Neill            Trustee since 1999         Professor of Economics and  DECS Trust V, DECS Trust VI,
Center for Economic                                    Director, Center for        Equity Securities Trust II,
Education and                                          Economic Education and      DECS Trust IX, Estee
Entrepreneurship                                       Entrepreneurship,           Lauder Automatic Common Exchange
University of Delaware                                 University of Delaware      Security Trust II, Express Scripts
Newark DE 19716                                                                    Automatic Exchange Security Trust,
Age: 62                                                                            Amdocs Automatic Common Exchange
                                                                                   Security Trust.


None of these Trustees is an interested party of the Trust as defined in the Investment Company Act of 1940.